Equity Oriented or Fixed Income Oriented Funds | The Focus Smid-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio

What is the Portfolio's investment objective?
The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation.
What are the Portfolio's fees and expenses?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equity Oriented or Fixed Income Oriented Funds The Focus Smid-Cap Growth Equity Portfolio DPT CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.16%
Total annual portfolio operating expenses		0.91%
Fee waivers and expense reimbursements	[1]	none
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.91%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.92% of the Portfolio's average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Oriented or Fixed Income Oriented Funds The Focus Smid-Cap Growth Equity Portfolio DPT CLASS	93	290	504	1,120

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 40% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in common stocks of growth-oriented companies that its portfolio managers believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small- and mid-capitalization companies (80% policy). The Portfolio's 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. For purposes of this Portfolio, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The two indices listed above are for purposes of determining range and not for targeting portfolio management. As of Dec. 31, 2014, the Russell 2000 Growth Index had a market capitalization range between $30.6 million and $7.3 billion, and the Russell Midcap Growth Index had a market capitalization range between $274.6 million and $33.6 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company's market capitalization may vary.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small and mid-capitalization companies (80% Policy). The Portfolio's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the portfolio managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in the portfolio managers' opinion, may have a large demand or market for their goods or services. The portfolio managers also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping the portfolio managers identify companies poised for sustainable free cash-flow growth. The portfolio managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company's stock.

The Portfolio generally holds 25 to 30 stocks, although from time to time the Portfolio may hold fewer or more names depending on our assessment of the investment opportunities available. In addition, the portfolio managers maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the Portfolio if the security or industry were to experience a period of slow or declining growth.

Because the Portfolio's objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration.

The Portfolio may engage in options and futures transactions. In addition, the Portfolio may invest up to 20% of its assets in foreign securities, which may include global depositary receipts (GDRs) and, without limitation, in sponsored and unsponsored American depositary receipts (ADRs) that are actively traded in the United States. The Portfolio may invest up to 10% of its net assets in emerging market securities.

The Portfolio may invest in real estate investment trusts (REITs).

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes and pending investment, the Portfolio may hold a substantial portion of its assets in cash or short-term, debt obligations.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.

Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Counterparty risk

The risk that a counterparty to a derivatives contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Focus Smid-Cap Growth Equity Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Year-by-year total return (The Focus Smid-Cap Growth Equity Portfolio)

During the periods illustrated in this bar chart, The Focus Smid-Cap Growth Equity Portfolio's highest quarterly return was 27.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.94% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns Equity Oriented or Fixed Income Oriented Funds The Focus Smid-Cap Growth Equity Portfolio	1 Year	5 Years	10 Years
DPT CLASS	2.86%	19.60%	10.93%
DPT CLASS After Taxes on Distributions	(3.64%)	17.97%	9.86%
DPT CLASS After Taxes on Distributions and sale of Portfolio shares	4.93%	15.74%	8.80%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.05%	17.27%	9.37%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.